Consolidated Balance Sheet - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents	$ 145	$ 96
Trade accounts and other receivables (net of allowance of $6 at December 31, 2016 and $3 at December 31, 2015)	926	1,026
Inventories	138	127
Other current assets and deferred charges	205	190
Total current assets	1,414	1,439
Investments	6,701	7,336
Property, plant, and equipment – net	28,021	28,600
Intangible assets – net of accumulated amortization	9,662	10,016
Regulatory assets, deferred charges, and other	467	479
Total assets	46,265	47,870
Accounts payable:
Trade	589	648
Affiliate	109	141
Accrued interest	258	231
Asset retirement obligations	61	57
Other accrued liabilities	804	469
Commercial paper	93	499
Long-term debt due within one year	785	176
Total current liabilities	2,699	2,221
Long-term debt	17,685	19,001
Asset retirement obligations	798	857
Deferred income tax liabilities	20	119
Regulatory liabilities, deferred income, and other	1,860	1,066
Contingent liabilities and commitments (Note 18)
Partners’ equity:
Common units (607,064,550 and 588,546,022 units outstanding at December 31, 2016 and 2015, respectively)	18,300	19,730
Class B units (16,690,016 and 14,784,015 units outstanding as of December 31, 2016 and 2015, respectively)	769	771
General partner	2,385	2,552
Accumulated other comprehensive income (loss)	(1)	(172)
Total partners’ equity	21,453	22,881
Noncontrolling interests in consolidated subsidiaries	1,750	1,725
Total equity	23,203	24,606
Total liabilities and equity	$ 46,265	$ 47,870